Balance Sheet Components - Schedule of Property and Equipment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 79,854,000	$ 16,624,000
Less: accumulated depreciation and amortization	(15,089,000)	(3,088,000)
Total property and equipment, net	64,765,000	13,536,000
Depreciation and amortization	19,200,000	6,900,000	3,300,000
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	57,403,000	12,115,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	15,660,000	2,668,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,035,000	1,822,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 756,000	$ 19,000